RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of transactions with related parties for amount due to related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Loan from a related party	$ (1)	$ (1,879)
OPI
Related Party Transaction [Line Items]
Repayment of loan from related parties	0	27
Beijing Infinities
Related Party Transaction [Line Items]
Repayment of loan from related parties	$ 29	$ 1,192